Derivative Instrument - Summary of Derivative Financial Instruments (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Net gain on valuation of derivatives designated as cash flow hedge	₩ 3,654	₩ 24,415	₩ 15,778
Non-current derivative financial liabilities	433,855	387,757
Hybrid Bonds [member]
Derivative [Line Items]
Non-current derivative financial liabilities	18,752
Derivative financial liabilities held for trading	₩ 5,986	₩ 6,197